Shareholder Report, Holdings (Details)	Aug. 31, 2024
PGIM Strategic Bond Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Strategic Bond Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
PGIM Strategic Bond Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
PGIM Strategic Bond Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
PGIM Strategic Bond Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
PGIM Strategic Bond Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
PGIM Strategic Bond Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
PGIM Strategic Bond Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
PGIM Strategic Bond Fund - Class R6 | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Strategic Bond Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
PGIM Strategic Bond Fund - Class R6 | Cash And Cash Equivalent [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Strategic Bond Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Strategic Bond Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
PGIM Strategic Bond Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
PGIM Strategic Bond Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
PGIM Strategic Bond Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
PGIM Strategic Bond Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
PGIM Strategic Bond Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
PGIM Strategic Bond Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
PGIM Strategic Bond Fund - Class Z | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Strategic Bond Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
PGIM Strategic Bond Fund - Class Z | Cash And Cash Equivalent [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Strategic Bond Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Strategic Bond Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
PGIM Strategic Bond Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
PGIM Strategic Bond Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
PGIM Strategic Bond Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
PGIM Strategic Bond Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
PGIM Strategic Bond Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
PGIM Strategic Bond Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
PGIM Strategic Bond Fund - Class C | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Strategic Bond Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
PGIM Strategic Bond Fund - Class C | Cash And Cash Equivalent [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Strategic Bond Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Strategic Bond Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
PGIM Strategic Bond Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
PGIM Strategic Bond Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
PGIM Strategic Bond Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
PGIM Strategic Bond Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
PGIM Strategic Bond Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
PGIM Strategic Bond Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
PGIM Strategic Bond Fund - Class A | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Strategic Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
PGIM Strategic Bond Fund - Class A | Cash And Cash Equivalent [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Mortgage Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6 | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Mortgage Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Mortgage Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Mortgage Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Mortgage Real Estate Investment Trusts REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Unaffiliated Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6 | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Semiconductors and Semiconductor Equipments [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Total Of Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)